NOTE 7 - DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair value ratchet feature - convertible debt

Derivative Liabilities
Balances as of December 31, 2015	$224,951
Reclassified to Additional paid in capital due to conversion	(224,951)
Balances as of June 30, 2016	0

Derivative Liabilities
Fair Value at re-measurement date of April 30, 2016	$340,614
Changes in derivative liabilities	118,840
Reclassified to Additional paid in capital due to conversion	(265,873)
Balances as of June 30, 2016	193,581

Derivative Liabilities
Fair Value at re-measurement date of June 1, 2016	$116,540
Changes in derivative liabilities	(23,549)
Balances as of June 30, 2016	92,991

Derivative Liabilities
Fair value at the commitment date-November 8, 2015	$446,282
Fair value mark to market adjustment	(18,698)
Reclassified to Additional paid in capital due to conversion	(202,633)
Balances as of December 31, 2015	224,951

Fair value remeasurment - convertible debt

	Remeasurement Date
Expected dividends	0%
Expected volatility	235%
Expected term	0.25	years
Risk free interest rate	0.20%

	Remeasurement Date
Expected dividends	0%
Expected volatility	235%
Expected term	0.42	years
Risk free interest rate	0.38%

	Commitment Date	Remeasurement Date
Expected dividends	0%	0%
Expected volatility	183%	183%
Expected term	0.5 years	0.45years
Risk free interest rate	0.34%	0.49%

Fair value of the embedded derivative liability grant date

Grant Date	Fair Value	Term (Years)	Assumed Conversion Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate
3/20/2013	$546,119	3.0	$0.326	$0.465	238%	0.0038

	Commitment Date	Remeasurement Date
Expected dividends	0%	0%
Expected volatility	183%	183%
Expected term	0.5 years	0.45years
Risk free interest rate	0.34%	0.49%

Fair value options
Derivative Liabilities
Balances as of December 31, 2015	$190,755
Fair value mark to market adjustment	(30,356)
Balances as of June 30, 2016	160,399

Derivative Liabilities
Fair value at the commitment date-November 8, 2015	$468,814
Fair value mark to market adjustment	(278,059)
Balances as of December 31, 2015	190,755

Fair value commitment and remeasurment - options

	Remeasurement Date
Expected dividends	0%
Expected volatility	235%
Expected term	1.25 - 4.00	years
Risk free interest rate	0.38%

Derivative Liabilities
Fair value at the commitment date - November 8, 2015	$468,814
Fair value mark to market adjustment	(278,059)
Balances as of December 31, 2015	190,755

	Commitment Date		Remeasurement Date
Expected dividends	0%		0%
Expected volatility	183%		208%
Expected term	1.89 - 4.64	years	1.75 - 4.5	years
Risk free interest rate	0.89 – 1.75%		1.06% - 1.76%